Document and Entity Information	Feb. 03, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 03, 2023
Entity File Number	000-54457
Entity Registrant Name	TREES CORPORATION
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	90-1072649
Entity Address, Address Line One	215 Union Boulevard
Entity Address, Adress Line Two	Suite 415
Entity Address, City or Town	Lakewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80228
City Area Code	303
Local Phone Number	759-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001477009
Amendment Flag	false